Financial instruments (Tables)	12 Months Ended
Sep. 30, 2023
Financial Instruments [Abstract]
Disclosure of financial liabilities included in the long-term debt
The following table presents the financial liabilities included in the long-term debt (Note 14) measured at amortized cost categorized using the fair value hierarchy.

		As at September 30, 2023		As at September 30, 2022
	Level	Carrying amount	Fair value	Carrying amount	Fair value
		$	$	$	$
2014 U.S. Senior Notes	Level 2	473,808	464,806	550,177	539,752
2021 U.S. Senior Notes	Level 2	1,342,714	1,132,649	1,361,974	1,127,739
2021 CAD Senior Notes	Level 2	596,550	503,984	595,900	503,227
Other long-term debt	Level 2	10,363	9,839	71,278	68,991
		2,423,435	2,111,278	2,579,329	2,239,709

Disclosure of fair value measurement of financial assets
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2023	As at September 30, 2022
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	1,568,291	966,458
Cash included in funds held for clients (Note 5)	Level 2	269,792	504,726
Deferred compensation plan assets (Note 11)	Level 1	88,076	71,863
		1,926,159	1,543,047
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		83,626	8,740
Foreign currency forward contracts		12,505	18,934
Long-term derivative financial instruments (Note 11)	Level 2
Cross-currency swaps		16,130	222,246
Foreign currency forward contracts		5,875	15,631
		118,136	265,551
FVOCI
Short-term investments included in current financial assets	Level 2	7,332	6,184
Long-term bonds included in funds held for clients (Note 5)	Level 2	138,935	94,113
Long-term investments (Note 11)	Level 2	17,113	16,826
		163,380	117,123
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		2,183	599
Foreign currency forward contracts		2,330	5,710
Long-term derivative financial instruments	Level 2
Cross-currency swaps		—	1,086
Foreign currency forward contracts		1,700	4,795
		6,213	12,190

Disclosure of fair value measurement of financial liabilities
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2023	As at September 30, 2022
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	1,568,291	966,458
Cash included in funds held for clients (Note 5)	Level 2	269,792	504,726
Deferred compensation plan assets (Note 11)	Level 1	88,076	71,863
		1,926,159	1,543,047
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		83,626	8,740
Foreign currency forward contracts		12,505	18,934
Long-term derivative financial instruments (Note 11)	Level 2
Cross-currency swaps		16,130	222,246
Foreign currency forward contracts		5,875	15,631
		118,136	265,551
FVOCI
Short-term investments included in current financial assets	Level 2	7,332	6,184
Long-term bonds included in funds held for clients (Note 5)	Level 2	138,935	94,113
Long-term investments (Note 11)	Level 2	17,113	16,826
		163,380	117,123
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		2,183	599
Foreign currency forward contracts		2,330	5,710
Long-term derivative financial instruments	Level 2
Cross-currency swaps		—	1,086
Foreign currency forward contracts		1,700	4,795
		6,213	12,190

Disclosure of detailed information about cross-currency swap agreements
The following tables summarize the cross-currency swap agreements that the Company had entered into in order to manage its currency:

					As at September 30, 2023	As at September 30, 2022
Receive Notional	Receive Rate	Pay Notional	Pay rate	Maturity	Fair value	Fair value
					$	$
Hedges of net investments in European operations
$690,100	From 1.62% to 3.81%	€476,737	From (0.14)% to 2.51%	From September 2024 to 2028	22,966	78,647
$136,274	From 3.57% to 3.63%	£75,842	From 2.67% to 2.80%	September 2024	11,972	24,247
$58,419	From 3.57% to 3.68%	kr371,900	From 2.12% to 2.18%	September 2024	12,087	12,625
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility
U.S.$500,000	SOFR 1 month + 1.10%	€443,381	From 1.14% to 1.22%	December 2023	44,386	104,330
Cash flow hedges of 2014 U.S. Senior Notes
U.S.$215,000	From 3.74% to 4.06%	$284,793	From 3.49% to 3.81%	September 2024	6,163	9,452
Total					97,574	229,301

Disclosure of notional, average contract rates, maturities and sensitivity analysis for currency risk
As at September 30, 2023, the Company held foreign currency forward contracts to hedge exposures to changes in foreign currency, which have the following notional, average contract rates and maturities:

		Average contract rates		As at September 30, 2023	As at September 30, 2022
Foreign currency forward contracts	Notional	Less than one year	More than one year	Fair value	Fair value
				$	$
USD/INR	U.S.$278,814	83.27	87.32	(973)	(7,803)
CAD/INR	$292,047	63.77	65.32	4,497	7,865
EUR/INR	€78,476	95.01	96.54	5,076	11,690
GBP/INR	£67,507	107.07	106.76	3,501	12,753
SEK/INR	kr15,000	7.48	—	(33)	1,047
GBP/EUR	£77,610	1.16	—	649	—
EUR/MAD	€24,466	10.94	—	135	(201)
EUR/CZK	€15,062	24.80	24.55	(92)	611
Others	$78,027			1,590	(1,902)
Total				14,350	24,060
32.    Financial instruments (continued)
MARKET RISK (CONTINUED)
Currency risk (continued)
The following table details the Company's sensitivity to a 10% strengthening of the euro, the U.S. dollar, the British pound and the Swedish krona, foreign currency rates on net earnings and on other comprehensive income (loss). The sensitivity analysis on net earnings presents the impact of foreign currency denominated financial instruments and adjusts their translation at period end for a 10% strengthening in foreign currency rates. The sensitivity analysis on other comprehensive income (loss) presents the impact of a 10% strengthening in foreign currency rates on the fair value of foreign currency forward contracts designated as cash flow hedges and on net investment hedges.

				2023				2022
	euro impact	U.S. dollar impact	British pound impact	Swedish krona impact	euro impact	U.S. dollar impact	British pound impact	Swedish krona impact
	$	$	$	$	$	$	$	$
Increase in net earnings	1,384	3,598	692	466	2,835	3,604	622	883
Decrease in other comprehensive income (loss)	(155,000)	(190,539)	(29,436)	(7,005)	(183,986)	(179,780)	(31,700)	(8,577)

Disclosure of maturity analysis for non-derivative financial liabilities
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2023	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	924,659	924,659	924,659	—	—	—
Accrued compensation and employee-related liabilities	1,100,566	1,100,566	1,100,566	—	—	—
2014 U.S. Senior Notes	473,808	492,722	492,722	—	—	—
2021 U.S. Senior Notes	1,342,714	1,488,774	24,233	860,746	24,910	578,885
2021 CAD Senior Notes	596,550	663,000	12,600	25,200	625,200	—
Unsecured committed term loan credit facility	676,886	687,419	687,419	—	—	—
Lease liabilities	641,963	722,284	221,877	238,009	139,275	123,123
Other long-term debt	10,363	10,448	8,353	1,328	449	318
Clients’ funds obligations	493,638	493,638	493,638	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	4,030
Outflow		328,455	155,450	163,091	9,914	—
(Inflow)		(331,954)	(154,116)	(166,967)	(10,871)	—
Cross-currency swaps	2,183
Outflow		93,311	93,311	—	—	—
(Inflow)		(91,353)	(91,353)	—	—	—
	6,267,360	6,581,969	3,969,359	1,121,407	788,877	702,326

As at September 30, 2022	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,016,407	1,016,407	1,016,407	—	—	—
Accrued compensation and employee-related liabilities	1,130,726	1,130,726	1,130,726	—	—	—
2014 U.S. Senior Notes	550,177	591,467	90,680	500,787	—	—
2021 U.S. Senior Notes	1,361,974	1,537,370	24,623	49,246	862,639	600,862
2021 CAD Senior Notes	595,900	675,600	12,600	25,200	25,200	612,600
Unsecured committed term loan credit facility	687,705	721,807	27,053	694,754	—	—
Lease liabilities	709,201	808,445	182,815	295,017	166,848	163,765
Other long-term debt	71,278	80,324	25,843	11,919	42,557	5
Clients’ funds obligations	604,431	604,431	604,431	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	10,505
Outflow		304,698	110,827	193,871	—	—
(Inflow)		(311,446)	(109,319)	(202,127)	—	—
Cross-currency swaps	1,685
Outflow		168,213	74,902	93,311	—	—
(Inflow)		(167,586)	(74,762)	(92,824)	—	—
	6,739,989	7,160,456	3,116,826	1,569,154	1,097,244	1,377,232

Disclosure of maturity analysis for derivative financial liabilities
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2023	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	924,659	924,659	924,659	—	—	—
Accrued compensation and employee-related liabilities	1,100,566	1,100,566	1,100,566	—	—	—
2014 U.S. Senior Notes	473,808	492,722	492,722	—	—	—
2021 U.S. Senior Notes	1,342,714	1,488,774	24,233	860,746	24,910	578,885
2021 CAD Senior Notes	596,550	663,000	12,600	25,200	625,200	—
Unsecured committed term loan credit facility	676,886	687,419	687,419	—	—	—
Lease liabilities	641,963	722,284	221,877	238,009	139,275	123,123
Other long-term debt	10,363	10,448	8,353	1,328	449	318
Clients’ funds obligations	493,638	493,638	493,638	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	4,030
Outflow		328,455	155,450	163,091	9,914	—
(Inflow)		(331,954)	(154,116)	(166,967)	(10,871)	—
Cross-currency swaps	2,183
Outflow		93,311	93,311	—	—	—
(Inflow)		(91,353)	(91,353)	—	—	—
	6,267,360	6,581,969	3,969,359	1,121,407	788,877	702,326

As at September 30, 2022	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,016,407	1,016,407	1,016,407	—	—	—
Accrued compensation and employee-related liabilities	1,130,726	1,130,726	1,130,726	—	—	—
2014 U.S. Senior Notes	550,177	591,467	90,680	500,787	—	—
2021 U.S. Senior Notes	1,361,974	1,537,370	24,623	49,246	862,639	600,862
2021 CAD Senior Notes	595,900	675,600	12,600	25,200	25,200	612,600
Unsecured committed term loan credit facility	687,705	721,807	27,053	694,754	—	—
Lease liabilities	709,201	808,445	182,815	295,017	166,848	163,765
Other long-term debt	71,278	80,324	25,843	11,919	42,557	5
Clients’ funds obligations	604,431	604,431	604,431	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	10,505
Outflow		304,698	110,827	193,871	—	—
(Inflow)		(311,446)	(109,319)	(202,127)	—	—
Cross-currency swaps	1,685
Outflow		168,213	74,902	93,311	—	—
(Inflow)		(167,586)	(74,762)	(92,824)	—	—
	6,739,989	7,160,456	3,116,826	1,569,154	1,097,244	1,377,232

Disclosure of analysis of age of trade accounts receivable
The following table sets forth details of the age of trade accounts receivable that are past due:

	2023	2022
	$	$
Not past due	1,034,795	950,928
Past due 1-30 days	82,536	81,000
Past due 31-60 days	17,630	25,694
Past due 61-90 days	9,925	12,142
Past due more than 90 days	10,913	39,883
	1,155,799	1,109,647
Allowance for doubtful accounts	(2,919)	(3,460)
	1,152,880	1,106,187